Investment Securities - Gross Unrealized Losses and Fair Value of Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	$ 29,296	$ 31,263
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	188	161
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value		17,135
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses		227
Available-for-sale Securities, Gross unrealized losses, Fair Value	29,296	48,398
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	188	388
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value		1,502
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses		1
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value		1,502
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses		1
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value		1,502
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses		1
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value		1,502
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses		1
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	5,061	11,956
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	26	55
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value		9,704
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses		146
Available-for-sale Securities, Gross unrealized losses, Fair Value	5,061	21,660
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	26	201
GSE - Mortgage-backed Securities and CMOs [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	10,263	17,613
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	68	61
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value		7,431
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses		81
Available-for-sale Securities, Gross unrealized losses, Fair Value	10,263	25,044
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	68	142
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	2,686
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	3
Available-for-sale Securities, Gross unrealized losses, Fair Value	2,686
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	3
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	11,286	1,694
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	91	45
Available-for-sale Securities, Gross unrealized losses, Fair Value	11,286	1,694
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	$ 91	$ 45